Other Real Estate Owned - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Real Estate [Line Items]
OREO valuation allowance, net	$ 24,515	$ 29,653	$ 30,842	$ 35,448	$ 36,009	$ 31,128	$ 22,521	$ 19,975
Minimum
Real Estate [Line Items]
Development and improvement cost of the property	$ 10		$ 10